Intangible assets, net	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Intangible assets, net
12. Intangible assets, net
Intangible assets, net consist of the
following
:

	As of December 31, 2017
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	RMB	RMB	RMB	RMB
Strategic Cooperation	5.0	6,075,289	(4,563,957)	—	1,511,332
Non-compete	8.0	2,467,005	(885,390)	—	1,581,615
Domain names and trademark	19.5	3,250,789	(278,372)	(27,124)	2,945,293
Technology and others	6.2	1,040,668	(256,606)	(129,585)	654,477

Total	9.3	12,833,751	(5,984,325)	(156,709)	6,692,717

	As of December 31, 2018
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	RMB	RMB	RMB	RMB
Strategic c ooperation	5.0	6,075,289	(5,779,015)	—	296,274
Non-compete	8.0	2,467,005	(1,194,067)	—	1,272,938
Domain names and trademark	19.3	3,305,413	(453,423)	(27,124)	2,824,866
Tech nology and o thers	6.2	1,165,899	(403,270)	(145,001)	617,628

Total	9.3	13,013,606	(7,829,775)	(172,125)	5,011,706

	As of December 31, 2019
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	RMB	RMB	RMB	RMB
Strategic c ooperation	5.0	6,075,289	(6,075,289)	—	—
Non-compete	8.0	2,467,005	(1,502,141)	—	964,864
Domain names and trademark	19.3	3,311,250	(633,360)	(27,124)	2,650,766
Technology and o thers	6.2	1,181,076	(541,671)	(145,001)	494,404
Total	9.3	13,034,620	(8,752,461)	(172,125)	4,110,034

Amortization expenses for intangible assets were RMB1,798,246, RMB1,845,450 and RMB932,550 for the years ended December 31, 2017, 2018 and 2019, respectively. The Group recorded an impairment charge of nil, RMB15,416 and nil for the years ended December 31, 2017, 2018 and 2019, respectively.
As of December 31, 2019, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	For the year ending December 31,
	2020	2021	2022	2023	2024	2025 and thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	633,717	625,153	460,885	339,733	229,864	1,820,682